Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 250,669	$ 1,057,418
Restricted cash and cash equivalents	261,108	248,012
Trade and other receivables, net	949,085	937,854
Inventories	282,698	319,545
Other current assets	504,061	407,520
Income taxes receivable	39,075	94,168
Total current assets	2,286,696	3,064,517
Systems, equipment and other assets related to contracts, net	1,404,426	1,434,194
Property, plant and equipment, net	185,349	193,723
Goodwill	5,580,227	5,723,815
Intangible assets, net	2,044,723	2,273,460
Other non-current assets	2,108,964	2,427,953
Deferred income taxes	38,117	41,546
Total non-current assets	11,361,806	12,094,691
Total assets	13,648,502	15,159,208
Current liabilities:
Accounts payable	1,142,371	1,240,753
Other current liabilities	816,722	1,780,875
Current portion of long-term debt	0	599,114
Short-term borrowings	34,822	0
Income taxes payable	8,209	55,935
Total current liabilities	2,002,124	3,676,677
Long-term debt, less current portion	7,977,267	7,777,445
Deferred income taxes	446,083	491,460
Income taxes payable	25,654	55,665
Other non-current liabilities	445,445	446,113
Total non-current liabilities	8,894,449	8,770,683
Total liabilities	10,896,573	12,447,360
Commitments and contingencies
Redeemable non-controlling interests	0	356,917
Shareholders’ equity
Common stock, par value $0.10 per share; 204,210,731 and 203,446,572 shares issued and outstanding at December 31, 2018 and 2017, respectively	20,421	20,344
Additional paid-in capital	2,534,134	2,676,854
Retained deficit	(1,008,193)	(1,032,372)
Accumulated other comprehensive income	261,537	340,169
Total IGT PLC’s shareholders’ equity	1,807,899	2,004,995
Non-controlling interests	944,030	349,936
Total shareholders’ equity	2,751,929	2,354,931
Total liabilities, redeemable non-controlling interests, and shareholders’ equity	$ 13,648,502	$ 15,159,208